Expenses by nature (Details) - Schedule of expenses by nature - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Expenses by nature (Details) - Schedule of expenses by nature [Line Items]
Depreciation and amortization	R$ 82,614	R$ 110,004	R$ 60,249
Personnel expenses	99,421	65,759	58,086
Expenses with service provider	172,630	199,736	149,401
Leasing	28,609	11,765	13,637
Cost of agricultural products	284,694	53,684	134,972
Fair value of adjustment of agricultural products	508,496	316,636	96,689
Freight and storage	33,123	24,740	14,450
Allowance for doubtful accounts	20	151	(2,440)
Sale of farm	7,195
Maintenance, travel expenses and others	25,432	21,473	16,959
Total	1,242,234	803,948	542,003
Cost of products sold [Member]
Expenses by nature (Details) - Schedule of expenses by nature [Line Items]
Depreciation and amortization	81,324	109,023	58,737
Personnel expenses	56,924	30,293	25,115
Expenses with service provider	166,772	193,254	143,808
Leasing	28,267	11,368	13,462
Cost of agricultural products	284,694	53,684	134,972
Fair value of adjustment of agricultural products	508,496	316,636	96,689
Freight and storage
Allowance for doubtful accounts
Sale of farm
Maintenance, travel expenses and others	16,211	14,887	11,030
Total	1,142,688	729,145	483,813
Selling expenses [Member]
Expenses by nature (Details) - Schedule of expenses by nature [Line Items]
Depreciation and amortization
Personnel expenses	3,240	3,060	2,290
Expenses with service provider
Leasing
Cost of agricultural products
Fair value of adjustment of agricultural products
Freight and storage	33,123	24,740	14,450
Allowance for doubtful accounts	20	151	(2,440)
Sale of farm	7,195
Maintenance, travel expenses and others
Total	43,578	27,951	14,300
General and administrative expenses [Member]
Expenses by nature (Details) - Schedule of expenses by nature [Line Items]
Depreciation and amortization	1,290	981	1,512
Personnel expenses	39,257	32,406	30,681
Expenses with service provider	5,858	6,482	5,593
Leasing	342	397	175
Cost of agricultural products
Fair value of adjustment of agricultural products
Freight and storage
Allowance for doubtful accounts
Sale of farm
Maintenance, travel expenses and others	9,221	6,586	5,929
Total	R$ 55,968	R$ 46,852	R$ 43,890